Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Activity of Warrants
Activity of warrants in the year ended December 31, 2021 is as follows:

	Public warrants	Private placement warrants	Other warrants	Total warrants
Outstanding as of December 31, 2020	—	—	5,104,030	5,104,030
Issued as part of the Merger	13,874,994	7,550,000	—	21,424,994
Exercised (1)	(13,446,849)	(7,550,000)	(5,103,138)	(26,099,987)
Redeemed	(428,145)	—	—	(428,145)
Outstanding as of December 31, 2021	—	—	892	892
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(1)An aggregate of 10,348,690 shares of common stock were issued from warrant exercise.